Leases (Details) - Schedule of Maturity Analysis of the Company’s Operating Lease Liabilities	Dec. 31, 2023 USD ($)
Schedule of Maturity Analysis of the Company SOperating Lease Liabilities [Abstract]
2024	$ 130,690
2025	128,283
2026	128,283
2027	106,865
Total undiscounted cash flows	494,121
Less - imputed interest	43,260
Present value of operating lease liabilities	$ 450,861